TRADE AND OTHER PAYABLES: AMOUNTS FALLING DUE AFTER MORE THAN ONE YEAR	12 Months Ended
Dec. 31, 2025
Trade and other non-current payables [abstract]
TRADE AND OTHER PAYABLES: AMOUNTS FALLING DUE AFTER MORE THAN ONE YEAR
17. TRADE AND OTHER PAYABLES: AMOUNTS FALLING DUE AFTER MORE THAN ONE YEAR
The following are included in trade and other payables falling due after more than one year:

	2025	2024
	£m	£m
Contingent consideration liabilities	20	76
Deferred consideration liabilities	87	—
Liabilities in respect of put option agreements with vendors	58	66
Fair value of derivatives	1	25
Other payables and accruals	42	62
	208	229
The Group considers that the carrying amount of trade and other payables approximates their fair value. The Group's approach to contingent consideration liabilities is further described in note 23.